SCHEDULE III - SUPPLEMENTARY INSURANCE INFORMATION	12 Months Ended
Dec. 31, 2011
SCHEDULE III - SUPPLEMENTARY INSURANCE INFORMATION
SCHEDULE III - SUPPLEMENTARY INSURANCE INFORMATION

SCHEDULE III—SUPPLEMENTARY INSURANCE INFORMATION
PROTECTIVE LIFE CORPORATION AND SUBSIDIARIES

Segment	Deferred Policy Acquisition Costs and Value of Businesses Acquired	Future Policy Benefits and Claims	Unearned Premiums	Stable Value Products, Annuity Contracts and Other Policyholders' Funds	Net Premiums and Policy Fees	Net Investment Income(1)	Benefits and Settlement Expenses	Amortization of Deferred Policy Acquisitions Costs and Value of Businesses Acquired	Other Operating Expenses(1)	Premiums Written(2)
	(Dollars In Thousands)
For The Year Ended December 31, 2011:
Life Marketing	$1,912,916	$11,755,841	$589,027	$274,870	$744,819	$446,175	$978,098	$87,461	$139,619	$196
Acquisitions	824,277	7,804,207	6,792	3,669,366	414,823	529,261	662,293	75,041	55,792	22,386
Annuities	435,462	1,175,690	103,314	7,497,370	68,319	507,230	390,788	57,201	85,307	—
Stable Value Products	2,347	—	—	2,769,510	—	145,150	81,256	4,556	2,557	—
Asset Protection	71,427	54,249	557,801	1,645	156,143	26,501	99,510	38,080	114,029	146,632
Corporate and Other	1,612	78,002	1,851	50,113	21,361	166,326	21,528	2,654	199,896	21,107

Total	$3,248,041	$20,867,989	$1,258,785	$14,262,874	$1,405,465	$1,820,643	$2,233,473	$264,993	$597,200	$190,321

For The Year Ended December 31, 2010:
Life Marketing	$1,826,001	$10,910,433	$520,589	$275,325	$736,252	$388,061	$921,765	$47,809	$125,954	$246
Acquisitions	810,681	6,241,033	16,329	3,857,946	246,698	458,703	512,433	64,410	25,559	766
Annuities	368,279	1,231,374	93,609	6,985,784	42,650	482,264	407,455	76	65,591	—
Stable Value Products	6,903	—	—	3,076,233	—	171,327	123,365	5,430	3,325	—
Asset Protection	77,219	63,656	550,176	2,371	167,292	28,820	99,836	45,544	90,691	157,137
Corporate and Other	3,497	84,068	2,125	48,216	24,162	154,501	24,575	1,694	197,471	23,961

Total	$3,092,580	$18,530,564	$1,182,828	$14,245,875	$1,217,054	$1,683,676	$2,089,429	$164,963	$508,591	$182,110

For The Year Ended December 31, 2009:
Life Marketing	$1,651,241	$9,969,274	$539,061	$234,467	$653,441	$362,108	$782,372	$101,165	$105,051	$492
Acquisitions	839,829	5,878,326	21,805	3,896,074	261,516	479,743	532,992	59,025	14,768	854
Annuities	336,935	1,296,249	54,748	6,248,437	33,831	440,097	350,850	62,749	53,067	—
Stable Value Products	12,112	—	—	3,581,150	—	221,688	154,555	3,471	3,565	—
Asset Protection	89,247	96,027	603,030	2,504	187,294	33,157	127,314	49,572	73,869	175,523
Corporate and Other	5,950	87,404	2,344	44,635	26,564	128,243	29,896	1,900	179,660	26,413

Total	$2,935,314	$17,327,280	$1,220,988	$14,007,267	$1,162,646	$1,665,036	$1,977,979	$277,882	$429,980	$203,282

(1)
Allocations of Net Investment Income and Other Operating Expenses are based on a number of assumptions and estimates and results would change if different methods were applied.

(2)
Excludes Life Insurance